Note 9 - Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	Cost	Accumulated depreciation	Net

Land	$2,524	$-	$2,524
Buildings	11,591	4,514	7,077
Vehicles	33,385	24,082	9,303
Furniture and equipment	73,306	46,448	26,858
Computer equipment and software	130,006	89,527	40,479
Leasehold improvements	67,544	33,391	34,153
	$318,356	$197,962	$120,394
	Cost	Accumulated depreciation	Net

Land	$2,527	$-	$2,527
Buildings	11,803	4,213	7,590
Vehicles	30,516	22,901	7,615
Furniture and equipment	66,289	47,971	18,318
Computer equipment and software	123,637	87,121	36,516
Leasehold improvements	62,079	33,091	28,988
	$296,851	$195,297	$101,554